Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Increase (reductions) resulting from:
State and local income taxes, net of federal income tax benefit	1.00%	(2.10%)	1.10%
Valuation allowance	2.00%	3.40%	2.00%
Non-U.S. income	(16.90%)	(13.00%)	(12.60%)
U.S. permanent differences	38.30%	13.60%	29.80%
Unremitted earnings	9.70%	9.60%	(1.00%)
Miscellaneous items	0.20%	1.80%	(2.60%)
Effective income tax rate	69.30%	48.30%	51.70%